UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Director
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $9,723,599 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   436447  4105422 SH       DEFINED 01            2730153        0  1375269
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   474340  6243776 SH       DEFINED 01            4204176        0  2039600
AON PLC                        SHS CL A         G0408V102   474150  7709764 SH       DEFINED 01            5131074        0  2578690
ARROW ELECTRS INC              COM              042735100    99827  2457580 SH       DEFINED 01            1661212        0   796368
AVNET INC                      COM              053807103   104903  2897866 SH       DEFINED 01            1958525        0   939341
BANK NEW YORK MELLON CORP      COM              064058100   490774 17533891 SH       DEFINED 01           11814226        0  5719665
BB&T CORP                      COM              054937107   442883 14109058 SH       DEFINED 01            9525697        0  4583361
CISCO SYS INC                  COM              17275R102   427674 20467774 SH       DEFINED 01           13754519        0  6713255
COVIDIEN PLC                   SHS              G2554F113   467614  6892901 SH       DEFINED 01            4622112        0  2270789
DELPHI AUTOMOTIVE PLC          SHS              G27823106   599281 13497322 SH       DEFINED 01            9069079        0  4428243
DUN & BRADSTREET CORP DEL NE   COM              26483E100   206757  2471690 SH       DEFINED 01            1669684        0   802006
FIDELITY NATL INFORMATION SV   COM              31620M106   514228 12979002 SH       DEFINED 01            8571964        0  4407038
FISERV INC                     COM              337738108   489472  5571041 SH       DEFINED 01            3712907        0  1858134
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   301660  3727885 SH       DEFINED 01            2579294        0  1148591
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   283252  3140261 SH       DEFINED 01            2149764        0   990497
NORTHROP GRUMMAN CORP          COM              666807102   294458  4197554 SH       DEFINED 01            2771858        0  1425696
ORACLE CORP                    COM              68389X105   380235 11761048 SH       DEFINED 01            7999319        0  3761729
PFIZER INC                     COM              717081103   462741 16033984 SH       DEFINED 01           10928839        0  5105145
TE CONNECTIVITY LTD            REG SHS          H84989104   458289 10929863 SH       DEFINED 01            7355125        0  3574738
TIME WARNER INC                COM NEW          887317303   508033  8816961 SH       DEFINED 01            6034770        0  2782191
VIACOM INC NEW                 CL B             92553P201   468941  7627543 SH       DEFINED 01            5142909        0  2484634
WELLS FARGO & CO NEW           COM              949746101   437155 11818199 SH       DEFINED 01            7944499        0  3873700
YUM BRANDS INC                 COM              988498101   454862  6322793 SH       DEFINED 01            4250479        0  2072314
ZIMMER HLDGS INC               COM              98956P102   445623  5924260 SH       DEFINED 01            3938748        0  1985512